Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 348,064	$ 53,343	¥ 175,774
Restricted cash		52,199	8,000
Term deposits		47,710	7,312	41,715
Short-term investments		5,900	904	37,930
Accounts receivable, net of allowance of RMB 11,190 and RMB19,240 as of December 31, 2019 and 2020, respectively		125,359	19,212	86,200
Prepaid expenses and other current assets		163,401	25,039	135,830
Amounts due from related parties, current		24,504	3,755	52,611
Held-for-sale asset				356,233
Total current assets		767,137	117,565	886,293
Non-current assets
Restricted cash		527	81	20,527
Long-term investments		9,051	1,387	29,329
Property and equipment, net		350,980	53,790	567,844
Right-of-use assets, net		879,348	134,766	1,851,729
Intangible assets, net		28,420	4,356	40,105
Goodwill		1,533,485	235,017	1,533,485
Rental deposit		61,170	9,375	98,486
Long-term prepaid expenses		113,271	17,360	116,363
Amounts due from related parties, non-current		297	46	884
Other assets, non-current		194,444	29,800	185
Total non-current assets		3,170,993	485,978	4,258,937
TOTAL ASSETS		3,938,130	603,543	5,145,230
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Company of RMB 117,568 and RMB49,457 as of December 31, 2019 and 2020)		49,457	7,580	138,647
Long-term borrowings, current portion (including long-term borrowings, current portion of the consolidated VIEs without recourse to the Company of RMB9,500 and RMB3,618 as of December 31, 2019 and 2020)		3,618	554	14,390
Note payable (including Note payable of the consolidated VIEs without recourse to the Company of nil and RMB12,105 as of December 31, 2019 and 2020)		12,105	1,855
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB 317,816 and RMB267,558 as of December 31, 2019 and 2020)		272,299	41,732	325,682
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB 243,360 and RMB 226,256 as of December 31, 2019 and 2020)		263,997	40,459	276,577
Amounts due to related parties, current (including amounts due to related parties, current of the consolidated VIEs without recourse to the Company of RMB 43,251 and RMB92,737 as of December 31, 2019 and 2020)		92,737	14,213	43,251
Advance workspace membership fee (including advance workspace membership fee of the consolidated VIEs without recourse to the Company of RMB 92,412 and RMB50,858 as of December 31, 2019 and 2020)		53,667	8,225	99,226
Contract liabilities (including contract liabilities of the consolidated VIEs without recourse to the Company of RMB 23,875 and RMB14,833 as of December 31, 2019 and 2020)		14,833	2,273	23,875
Income taxes payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB 325 and RMB301 as of December 31, 2019 and 2020)		1,366	209	325
Deferred subsidy income (including deferred subsidiary income of the consolidated VIEs without recourse to the Company of RMB 11,974 and RMB9,562 as of December 31, 2019 and 2020)		9,562	1,465	11,974
Convertible bond (including convertible bond of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2019 and 2020)				69,762
Held-for-sale liabilities (including held-for-sale liabilities, current of the consolidated VIEs without recourse to the Company of 32,514 and nil as of December 31, 2019 and 2020)				32,514
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to the Company of RMB 557,647 and RMB351,225 as of December 31, 2019 and 2020)		365,049	55,946	589,467
Total current liabilities		1,138,690	174,511	1,625,690
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Company of RMB 5,000 and RMB15,242 as of December 31, 2019 and 2020)		15,242	2,336	5,000
Refundable deposits from members, non-current (including refundable deposits from members, non-current of the consolidated VIEs without recourse to the Company of RMB 14,308 and RMB16,477 as of December 31, 2019 and 2020)		16,477	2,525	14,308
Deferred tax liabilities (including deferred tax liability of the consolidated VIEs without recourse to the Company of RMB 2,427 and RMB1,543 as of December 31, 2019 and 2020)		1,543	236	2,427
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to the Company of RMB 1,345,623 and RMB553,034 as of December 31, 2019 and 2020)		580,562	88,975	1,393,691
Total non-current liabilities		613,824	94,072	1,415,426
TOTAL LIABILITIES		1,752,514	268,583	3,041,116
Commitments and contingencies (Note 23)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (400,000,000 and 400,000,000 authorized, 62,811,334 and 70,999,436 issued and outstanding as of December 31, 2019 and, 2020, with par value of US$0.0001 and US$0.00, respectively)	[1]	49	7	44
Class B ordinary shares (100,000,000 and 100,000,000 authorized, nil and 9,452,407 issued and outstanding as of December 31, 2019 and, 2020, with par value of US$0.0001 and US$0.00, respectively)	[1]	6	1
Additional paid-in capital	[1]	4,230,656	648,376	3,645,669
Statutory reserves		5,065	776	3,827
Accumulated deficit		(2,240,205)	(343,326)	(1,750,475)
Accumulated other comprehensive (loss) income		4,742	727	(926)
Total Ucommune International Ltd. shareholders' equity		2,000,313	306,561	1,898,139
Noncontrolling interests		185,303	28,399	205,975
TOTAL EQUITY		2,185,616	334,960	2,104,114
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		¥ 3,938,130	$ 603,543	¥ 5,145,230

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)